Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2023
Entity File Number	001-39311
Entity Registrant Name	POINT BIOPHARMA GLOBAL INC.
Entity Central Index Key	0001811764
Entity Tax Identification Number	85-0800493
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4850 West 78th Street
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46268
City Area Code	317
Local Phone Number	543-9957
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	PNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false